SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash and cash equivalents (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Minimum
Cash and cash equivalents
Original maturities of term deposit	3 months
Cash and cash equivalents
Cash and cash equivalents
Total cash and cash equivalents balances held at financial institutions	¥ 872,102,927	¥ 533,697,058
PRC | Cash and cash equivalents
Cash and cash equivalents
Total cash and cash equivalents balances held at financial institutions	852,651,899	505,445,775
PRC | Denominated in EUR | Cash and cash equivalents
Cash and cash equivalents
Total cash and cash equivalents balances held at financial institutions	18,233,516	5,986,595
PRC | Denominated in RMB | Cash and cash equivalents
Cash and cash equivalents
Total cash and cash equivalents balances held at financial institutions	334,796,621	278,917,866
PRC | Denominated in GPB | Cash and cash equivalents
Cash and cash equivalents
Total cash and cash equivalents balances held at financial institutions	504,471	244,790
PRC | Denominated in USD | Cash and cash equivalents
Cash and cash equivalents
Total cash and cash equivalents balances held at financial institutions	499,117,291	220,296,524
United States | Cash and cash equivalents
Cash and cash equivalents
Total cash and cash equivalents balances held at financial institutions	691,290	10,087,973
United States | Denominated in USD | Cash and cash equivalents
Cash and cash equivalents
Total cash and cash equivalents balances held at financial institutions	691,290	10,087,973
Hong Kong SAR | Cash and cash equivalents
Cash and cash equivalents
Total cash and cash equivalents balances held at financial institutions	11,556,322	14,709,796
Hong Kong SAR | Denominated in HKD | Cash and cash equivalents
Cash and cash equivalents
Total cash and cash equivalents balances held at financial institutions	79,213	78,206
Hong Kong SAR | Denominated in USD | Cash and cash equivalents
Cash and cash equivalents
Total cash and cash equivalents balances held at financial institutions	11,477,109	14,631,590
Others | Cash and cash equivalents
Cash and cash equivalents
Total cash and cash equivalents balances held at financial institutions	¥ 7,203,416	¥ 3,453,514